Derivatives and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2015
Derivatives and fair value measurements [Abstract]
Interest Rate Swap Information
	Interest Rate Index	Principal Amount	As of December 31, 2015 Fair Value/ Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$4,233	$420	10.25	2.35%

	Interest Rate Index	Principal Amount	As of December 31, 2014 Fair Value/ Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$5,178	$592	11.25	2.35%

Derivative Instruments Fair Value Balance Sheet Location and Effect and Location of Derivative Instruments Consolidated Statements of Income
			As of December 31,
Assets/(Liabilities)	Balance Sheet Location		2015	2014

Fuel pricing contracts	Derivative (liability)/ asset, current		$22,416	$18,941
Interest rate swaps	Derivative liability, non-current		(420)	(592)
Total, net			$21,996	$18,349
Statements of Income	For the year ended December 31,
Income/ (loss)	Location	2015	2014	2013

Fuel pricing contracts	Cost of revenue - third-parties	$45,782	50,472	$(2,693)
Interest rate contracts	Interest and finance costs	62	(250)	20
Total		$45,844)	50,222	$(2,673)

Fair value measurements
		Fair value measurements at December 31, 2015
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate swap	$(420)	-	(420)	$-
Fuel pricing contracts	22,416	-	22,416	-

Total	$21,996	-	21,996	$-

		Fair value measurements at December 31, 2014
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$(592)	-	(592)	$-
Fuel pricing contracts	18,941	-	18,941	-

Total	$18,349	-	18,349	$-